Note 14 - Net Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	127,750	743,865